Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Summary of inventory

		$ million
	2018	2017
Crude oil	4,878	5,692
Natural gas	322	119
Refined petroleum and petrochemical products	10,419	10,694
	15,619	16,505
Trading inventories	282	295
	15,901	16,800
Supplies	2,087	2,211
	17,988	19,011
Cost of inventories expensed in the income statement	229,878	179,716